Warrants Outstanding - Warrants Outstanding (Details)	Sep. 30, 2012	Sep. 16, 2016 $0.075	Apr. 30, 2017 $0.045	Mar. 29, 2017 $0.045	Mar. 05, 2017 $0.045	Feb. 23, 2017 $0.045	Feb. 09, 2017 $0.045	Jan. 25, 2017 $0.045	Aug. 13, 2015 $0.045	Jul. 31, 2015 $0.045	Jul. 06, 2015 $0.045	May 09, 2017 $0.45
No. of Warrants	5,707,997	1,116,667	320,000	600,000	203,333	1,200,000	350,000	497,220	250,000	500,000	275,000	395,777